Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - Previously Reported [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid expenses	$ 63,109
Taxes receivables	970	1,367
Total prepaid expenses and other current assets	$ 64,079	$ 1,367